Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Federal — deferred			$ (59)	$ (57)
State			0	0
Foreign
Current			0	0
Deferred			(82)	138
Total tax (expenses)/benefits	$ 30	$ 48	$ 141	$ (81)